UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

Franklin Fund Allocator Series
Statement of Investments, February 29, 2016 (unaudited)

Franklin Multi-Asset Real Return Fund	Shares	Value

Other Assets, less Liabilities 100.00%		$4,635,541
Net Assets 100.0%		$4,635,541

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin NextStep Conservative Fund	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 95.0%
Domestic Equity 13.8%
Delaware Value Fund, Class I	1,255	$21,199
[a] Franklin Focused Core Equity Fund, Class R6	1,308	16,425
[a,b] Franklin Growth Opportunities Fund, Class R6	154	4,712
iShares Core S&P 500 ETF	24	4,668
		47,004
Domestic Fixed Income 56.9%
Delaware Corporate Bond Fund, Class I	10,365	58,045
[a] Franklin Total Return Fund, Class R6	6,054	58,001
iShares 7-10 Year Treasury Bond ETF	262	28,967
iShares Core U.S. Aggregate Bond ETF	263	28,954
iShares iBoxx High Yield Corporate Bond ETF	73	5,846
iShares TIPS Bond ETF	120	13,531
		193,344
Foreign Equity 10.1%
Columbia European Equity Fund, Class Z	1,688	9,843
[a] Franklin Mutual European Fund, Class R6	507	8,893
iShares Core MSCI Emerging Markets ETF	21	776
iShares MSCI Eurozone ETF	31	986
iShares MSCI Japan ETF (Japan)	615	6,697
Van Eck Emerging Markets Fund, Class I	612	7,059
		34,254
Foreign Fixed Income 14.2%
[a] Templeton Global Total Return Fund, Class R6	2,876	31,431
Vanguard Total International Bond ETF	312	16,907
		48,338
Total Investments in Underlying Funds and Exchange Traded Funds before Money Market Funds and Repurchase

Agreements (Cost $322,209)		322,940
Short Term Investments 47.6%
Money Market Funds (Cost $129,398) 38.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	129,398	129,398

	Principal Amount
Repurchase Agreements (Cost $32,386) 9.5%
[c] Joint Repurchase Agreement, 0.282%, 3/01/16 (Maturity Value $32,386)	$32,386	32,386
BNP Paribas Securities Corp. (Maturity Value $12,981)
Deutsche Bank Securities Inc. (Maturity Value $2,855)
HSBC Securities (USA) Inc. (Maturity Value $16,225)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $325)
Collateralized by U.S. Government Agency Securities, 0.000% - 0.609%, 9/15/16 -
2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury Note,
0.424% - 1.625%, 4/30/17 - 5/31/20; and U.S. Treasury Note, Index Linked, 0.125% -
1.25%, 4/15/18 - 7/15/20 (valued at $33,036)

Total Investments (Cost $483,993) 142.6%		484,724

Other Assets, less Liabilities (42.6)%		(144,704)
Net Assets 100.0%		$340,020

a See Note 4 regarding investments in FT Underlying Funds.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2016, all repurchase agreements had been entered into on that date.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin NextStep Growth Fund	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 94.5%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	585	$6,045

Domestic Equity 39.1%
Delaware Value Fund, Class I	2,097	35,423
[a] Franklin Focused Core Equity Fund, Class R6	1,312	16,477
[a,b] Franklin Growth Opportunities Fund, Class R6	616	18,892
[a,b] Franklin Small Cap Growth Fund, Class R6	751	11,852
iShares Core S&P 500 ETF	181	35,206
		117,850
Domestic Fixed Income 13.1%
Delaware Corporate Bond Fund, Class I	1,404	7,865
iShares 7-10 Year Treasury Bond ETF	124	13,709
iShares Core U.S. Aggregate Bond ETF	161	17,725
		39,299
Foreign Equity 32.8%
Brookfield Global Listed Real Estate Fund, Class I	762	9,056
Columbia European Equity Fund, Class Z	3,981	23,208
[a] Franklin Mutual European Fund, Class R6	1,181	20,695
iShares Core MSCI Emerging Markets ETF	138	5,103
iShares MSCI Eurozone ETF	242	7,696
iShares MSCI Japan ETF (Japan)	1,639	17,849
Van Eck Emerging Markets Fund, Class I	1,319	15,212
		98,819
Foreign Fixed Income 7.5%
[a] Templeton Global Total Return Fund, Class R6	1,038	11,340
Vanguard Total International Bond ETF	210	11,380
		22,720
Total Investments in Underlying Funds and Exchange Traded Funds before Money Market Funds and Repurchase

Agreements (Cost $283,323)		284,733
Short Term Investments 47.3%
Money Market Funds (Cost $95,779) 31.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	95,779	95,779

	Principal Amount
Repurchase Agreements (Cost $46,648) 15.5%
[c] Joint Repurchase Agreement, 0.282%, 3/01/16 (Maturity Value $46,648)	$46,648	46,648
BNP Paribas Securities Corp. (Maturity Value $18,697)
Deutsche Bank Securities Inc. (Maturity Value $4,113)
HSBC Securities (USA) Inc. (Maturity Value $23,371)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $467)
Collateralized by U.S. Government Agency Securities, 0.000% - 0.609%, 9/15/16 –
2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury Note,
0.424% - 1.625%, 4/30/17 - 5/31/20; and U.S. Treasury Note, Index Linked, 0.125% -
1.25%, 4/15/18 - 7/15/20 (valued at $47,585)

Total Investments (Cost $425,750) 141.8%		427,160

Other Assets, less Liabilities (41.8)%		(125,813)
Net Assets 100.0%		$301,347

a See Note 4 regarding investments in FT Underlying Funds.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2016, all repurchase agreements had been entered into on that date.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin NextStep Moderate Fund	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds
93.6%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	1,509	$15,600
Domestic Equity 30.5%
Delaware Value Fund, Class I	4,254	71,846
[a] Franklin Focused Core Equity Fund, Class R6	3,422	42,981
[a,b] Franklin Growth Opportunities Fund, Class R6	938	28,739
iShares Core S&P 500 ETF	489	95,115
		238,681
Domestic Fixed Income 21.6%
Delaware Corporate Bond Fund, Class I	6,022	33,723
[a] Franklin Total Return Fund, Class R6	4,397	42,125
iShares 7-10 Year Treasury Bond ETF	305	33,721
iShares Core U.S. Aggregate Bond ETF	383	42,165
iShares iBoxx High Yield Corporate Bond ETF	63	5,045
iShares TIPS Bond ETF	105	11,840
		168,619
Foreign Equity 27.1%
Brookfield Global Listed Real Estate Fund, Class I	1,966	23,373
Columbia European Equity Fund, Class Z	8,412	49,040
[a] Franklin Mutual European Fund, Class R6	2,494	43,725
iShares Core MSCI Emerging Markets ETF	387	14,311
iShares MSCI Eurozone ETF	512	16,281
iShares MSCI Japan ETF (Japan)	3,526	38,398
Van Eck Emerging Markets Fund, Class I	2,290	26,407
		211,535
Foreign Fixed Income 12.4%
[a] Templeton Global Total Return Fund, Class R6	4,870	53,225
Vanguard Total International Bond ETF	804	43,569
		96,794
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $729,420)		731,229
Short Term Investments (Cost $402,865) 51.5%
Money Market Funds 51.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	402,865	402,865
Total Investments (Cost $1,132,285) 145.1%		1,134,094
Other Assets, less Liabilities (45.1)%		(352,677)
Net Assets 100.0%		$781,417

a See Note 4 regarding investments in FT Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin Payout 2017 Fund	Country	Principal Amount*	Value
Corporate Bonds 80.3%
Automobiles & Components 1.4%
[a] Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	South Korea	50,000	$50,052
Banks 14.6%
Bank of America Corp., senior note, 6.40%, 8/28/17	United States	100,000	106,120
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	99,819
HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	99,396
Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	99,806
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	106,924
			512,065
Capital Goods 4.5%
General Dynamics Corp., senior note, 1.00%, 11/15/17	United States	50,000	49,993
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	107,131
			157,124
Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,068
Diversified Financials 9.1%
The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	106,851
The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	106,114
Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	106,827
			319,792
Energy 11.5%
Anadarko Petroleum Corp., senior note, 6.375%, 9/15/17	United States	50,000	50,820
EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	104,729
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	50,000	51,535
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	96,971
Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	99,236
			403,291
Food & Staples Retailing 1.4%
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	50,000	49,958
Food, Beverage & Tobacco 1.4%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17	United States	50,000	50,381
Health Care Equipment & Services 4.3%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	99,830
Becton Dickinson and Co., senior note, 1.80%, 12/15/17	United States	50,000	50,085
			149,915
Insurance 4.4%
Metlife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,051
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	53,558
			153,609
Materials 5.8%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,771
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	102,093
Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	52,964
			204,828
Media 3.0%
Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	54,198
Viacom Inc., senior note, 6.125%, 10/05/17	United States	50,000	52,507
			106,705
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 1.75%, 11/06/17	United States	50,000	49,992
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp., senior note, 1.35%, 12/15/17	United States	100,000	100,648
Software & Services 1.4%
Autodesk Inc., senior note, 1.95%, 12/15/17	United States	50,000	49,628

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited) (continued)
Telecommunication Services 4.3%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	49,779
Verizon Communications Inc., senior note, 1.10%, 11/01/17	United States	100,000	99,096
			148,875
Utilities 7.5%
American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	49,678
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	53,041
Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	106,725
TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	50,000	53,647
			263,091
Total Corporate Bonds (Cost $2,839,586)			2,820,022
U.S. Government and Agency Securities 13.9%
FHLB,
1.125%, 12/08/17	United States	150,000	150,694
3.125%, 12/08/17	United States	155,000	161,118
FNMA, 0.875%, 12/20/17	United States	175,000	175,129
Total U.S. Government and Agency Securities (Cost $486,344)			486,941
Asset-Backed Securities (Cost $100,320) 2.9%
Diversified Financials 2.9%
Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,423
Municipal Bonds (Cost $50,000) 1.4%
Jersey City GO, Qualified Public Improvement, Refunding, Series A, 1.829%, 9/01/17	United States	50,000	50,051
Total Investments before Short Term Investments (Cost $3,476,250)			3,457,437
Short Term Investments (Cost $17,463) 0.5%
		Shares
Money Market Funds 0.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	United States	17,463	17,463
Total Investments (Cost $3,493,713) 99.0%			3,474,900
Other Assets, less Liabilities 1.0%			36,057
Net Assets 100.0%			$3,510,957

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
b Non-income producing.
c See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)
Franklin Payout 2018 Fund	Country	Principal Amount*	Value
Corporate Bonds 81.2%
Banks 23.2%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	$111,629
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,522
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,851
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,706
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	100,614
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,053
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	101,086
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,154
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	100,000	101,093
			816,708
Capital Goods 6.5%
Caterpillar Inc., senior note, 7.90%, 12/15/18	United States	100,000	116,397
Raytheon Co., senior bond, 6.40%, 12/15/18	United States	100,000	112,583
			228,980
Consumer Services 2.9%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	101,519
Diversified Financials 8.6%
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	101,155
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	99,941
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	99,607
			300,703
Energy 8.3%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	52,664
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	43,600
Oneok Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	45,409
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	49,256
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	99,074
			290,003
Food & Staples Retailing 3.0%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,551
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	56,475
			107,026
Food, Beverage & Tobacco 7.9%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	59,892
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	101,559
PepsiCo Inc., senior bond, 7.90%, 11/01/18	United States	100,000	116,391
			277,842
Health Care Equipment & Services 2.9%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,687
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,118
			100,805
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,850
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,594
			99,444
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	49,954
Real Estate 1.5%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	50,000	51,837
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,153
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,389
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,571

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited) (continued)
Utilities 8.0%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,116
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	113,653
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	116,422
			280,191
Total Corporate Bonds (Cost $2,879,186)			2,856,125
U.S. Government and Agency Securities 17.7%
FHLB, 3.75%, 12/14/18	United States	125,000	134,276
FNMA, 1.625%, 11/27/18	United States	175,000	178,203
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	131,772
1.50%, 12/31/18	United States	175,000	177,970
Total U.S. Government and Agency Securities (Cost $616,878)			622,221
Total Investments before Short Term Investments (Cost $3,496,064)			3,478,346
		Shares
Short Term Investments (Cost $3,074) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	3,074	3,074
Total Investments (Cost $3,499,138) 99.0%			3,481,420
Other Assets, less Liabilities 1.0%			36,836
Net Assets 100.0%			$3,518,256

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin Payout 2019 Fund	Country	Principal Amount*	Value
Corporate Bonds 80.7%
Banks 15.2%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	100,000	$101,419
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	98,999
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,995
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	101,574
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	101,169
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	109,509
			612,665
Capital Goods 10.6%
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	109,237
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	110,116
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	101,964
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	107,990
			429,307
Commercial & Professional Services 1.4%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	55,101
Diversified Financials 10.4%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	110,301
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	101,015
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	100,268
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	109,837
			421,421
Energy 9.3%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	100,541
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	48,430
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	46,198
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	44,408
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	35,438
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,275
			374,290
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	100,831
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,316
			151,147
Food, Beverage & Tobacco 4.2%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	117,058
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United States	50,000	54,307
			171,365
Health Care Equipment & Services 5.1%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	51,097
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	101,549
Zimmer Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	53,954
			206,600
Insurance 1.4%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	57,466
Materials 3.8%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	54,372
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	100,563
			154,935
Media 3.9%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 5.875%, 10/01/19	United States	50,000	55,978
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	50,000	49,629
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,853
			155,460
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	102,171

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited) (continued)
Real Estate 1.4%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	56,725
Utilities 7.8%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,424
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,222
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	107,867
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	54,378
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	50,403
			313,294
Total Corporate Bonds (Cost $3,282,335)			3,261,947
U.S. Government and Agency Securities 18.2%
FFCB, 1.95%, 12/17/19	United States	150,000	154,332
FHLB,
2.375%, 12/13/19	United States	210,000	218,904
1.25%, 12/13/19	United States	160,000	159,909
FNMA, 1.75%, 11/26/19	United States	200,000	204,147
Total U.S. Government and Agency Securities (Cost $725,622)			737,292
Total Investments before Short Term Investments (Cost $4,007,957)			3,999,239

		Shares

Short Term Investments (Cost $5,629) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	5,629	5,629
Total Investments (Cost $4,013,586) 99.0%			4,004,868
Other Assets, less Liabilities 1.0%			40,159
Net Assets 100.0%			$4,045,027

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS

Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin Payout 2020 Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds 74.7%
Banks 5.1%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	100,000	$99,247
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	106,989
			206,236
Capital Goods 7.8%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	98,862
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	108,534
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	105,473
			312,869
Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,834
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	48,313
			101,147
Diversified Financials 5.4%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	110,822
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	105,889
			216,711
Energy 10.3%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	43,595
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	52,721
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	49,104
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	29,312
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	99,943
Transcanada Pipelines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,044
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	50,000	41,079
			416,798
Food, Beverage & Tobacco 8.0%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	106,591
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	109,923
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	105,615
			322,129
Health Care Equipment & Services 9.2%
Aetna Inc., senior bond, 3.95%, 9/01/20	United States	100,000	105,704
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	51,483
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	54,016
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	53,886
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	106,896
			371,985
Household & Personal Products 2.6%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	105,756
Insurance 9.5%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	United States	100,000	115,625
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	104,507
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	53,459
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	108,252
			381,843
Materials 2.2%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	31,000	33,137
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	55,409
			88,546
Media 1.4%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	56,372
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	52,329

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited) (continued)
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	52,915
			105,244
Technology Hardware & Equipment 0.2%
Hewlett-Packard Co., senior note, 3.75%, 12/01/20	United States	9,000	9,227
Utilities 7.9%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	104,848
Constellation Energy Group, senior note, 5.15%, 12/01/20	United States	50,000	55,159
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	51,690
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	105,579
			317,276
Total Corporate Bonds (Cost $3,053,763)			3,012,139
Foreign Government and Agency Securities 5.1%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	102,887
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	103,078
Total Foreign Government and Agency Securities (Cost $202,157)			205,965
U.S. Government and Agency Securities 18.2%
FHLB, 3.125%, 12/11/20	United States	200,001	215,956
U.S. Treasury Note,
2.00%, 11/30/20	United States	145,000	150,027
2.375%, 12/31/20	United States	205,000	215,758
2.625%, 11/15/20	United States	145,000	154,108
Total U.S. Government and Agency Securities (Cost $719,189)			735,849
Total Investments before Short Term Investments (Cost $3,975,109)			3,953,953
		Shares
Short Term Investments (Cost $38,278) 0.9%
Money Market Funds 0.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	38,278	38,278
Total Investments (Cost $4,013,387) 98.9%			3,992,231
Other Assets, less Liabilities 1.1%			43,724
Net Assets 100.0%			$4,035,955

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 29, 2016, the value of this security was $55,409, representing 1.37% of net assets.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Non-income producing.
d See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FHLB	- Federal Home Loan Bank

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited)

Franklin Payout 2021 Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds 75.1%
Capital Goods 7.8%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	100,000	$102,283
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	102,017
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	113,315
			317,615
Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,449
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	45,719
			96,168
Diversified Financials 7.8%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	105,536
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	108,259
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	104,223
			318,018
Energy 13.1%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	101,106
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	90,951
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	98,844
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	98,917
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	106,514
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	40,827
			537,159
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	51,141
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	50,402
			101,543
Food, Beverage & Tobacco 3.8%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	52,144
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	104,073
			156,217
Health Care Equipment & Services 3.9%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	53,609
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	106,118
			159,727
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	54,388
Materials 5.1%
Air Products and Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	102,507
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	52,890
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	54,421
			209,818
Pharmaceuticals, Biotechnology & Life Sciences 6.5%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	109,890
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	103,711
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	53,819
			267,420
Real Estate 4.0%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	50,000	55,570
Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	108,175
			163,745
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	105,997
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	102,870

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 29, 2016 (unaudited) (continued)
Technology Hardware & Equipment 2.8%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	114,827
Telecommunication Services 4.0%
[a] Telstra Corp. Ltd., senior note, 144A, 4.80%, 10/12/21	Australia	100,000	111,717
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	50,856
			162,573
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	50,371
Utilities 3.8%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	53,104
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	104,084
			157,188
Total Corporate Bonds (Cost $3,076,329)			3,075,644
Foreign Government and Agency Securities (Cost $100,162) 2.5%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	102,376
U.S. Government and Agency Securities 18.3%
FFCB, 2.00%, 12/01/21	United States	200,000	203,972
FHLB, 2.625%, 12/10/21	United States	200,000	211,965
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	164,316
2.125%, 12/31/21	United States	160,000	166,465
Total U.S. Government and Agency Securities (Cost $723,752)			746,718
Municipal Bonds (Cost $115,896) 2.9%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	118,257
Total Investments before Short Term Investments (Cost $4,016,139)			4,042,995
		Shares
Short Term Investments (Cost $3,288) 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	3,288	3,288
Total Investments (Cost $4,019,427) 98.9%			4,046,283
Other Assets, less Liabilities 1.1%			46,927
Net Assets 100.0%			$4,093,210

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 29, 2016, the value of this security was $111,717, representing 2.73% of net assets.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Non-income producing.
d See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-three separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Certain or all funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). Effective June 1, 2015, the Trust began offering shares of Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund. Effective February 5, 2016, the Trust began offering shares of Franklin NextStep Conservative Fund, Franklin NextStep Growth Fund and Franklin NextStep Moderate Fund.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Repurchase agreements are valued at cost, which approximates fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin	Franklin
	Franklin Multi-	NextStep	Nextstep	NextStep
	Asset Real	Conservative	Growth	Moderate
	Return Fund	Fund	Fund	Fund
Cost of investments	$-	$483,993	$425,750	$1,132,285

Unrealized appreciation	$-	$886	$1,676	$1,887
Unrealized depreciation	-	(155)	(266)	(78)
Net unrealized appreciation (depreciation)	$-	$731	$1,410	$1,809

	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020
	Fund	Fund	Fund	Fund
Cost of investments	$3,493,459	$3,499,113	$4,013,482	$4,013,387

Unrealized appreciation	$2,142	$8,898	$30,033	$45,357
Unrealized depreciation	(20,701)	(26,591)	(38,647)	(66,513)
Net unrealized appreciation (depreciation)	$(18,559)	$(17,693)	$(8,614)	$(21,156)

Franklin
Payout 2021
Fund
Cost of investments	$4,019,022

Unrealized appreciation	$64,372
Unrealized depreciation	(37,111)
Net unrealized appreciation (depreciation)	$27,261

4. INVESTMENTS IN FT UNDERLYING FUNDS

Certain or all Funds, which are managed by Franklin Advisers, Inc. (Advisers) invest in the FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in the FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended February 29, 2016, were as follows:

										% of
	Number			Number						FT Underlying
	of Shares			of Shares						Fund Shares
	Held at			Held at	Value at					Outstanding
	Beginning	Gross	Gross	End of	End of Investment			Realized		Held at End
FT Underlying Funds	of Period	Additions	Reductions Period		Period		Income	Gain (Loss)		of Period
Franklin Multi-Asset Real Return Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	6,975	-	(6,975)	-	$-	a	$-	$(477)		-
Franklin Focused Core Equity Fund, Class R6	30,576	493	(31,069)	-	-	a	1,567	(17,960	) [b]	-
Franklin Global Real Estate Fund, Class R6	37,757	445	(38,202)	-	-	a	3,764	50,832		-
Franklin Gold and Precious Metals Fund, Class R6	9,929	1,280	(11,209)	-	-	a	-	(99,101)		-
Franklin Growth Fund, Class R6	7,242	80	(7,322)	-	-	a	1,630	31,686	[b]	-
Franklin Growth Opportunities Fund, Class R6	3,112	60	(3,172)	-	-	a	-	25,509	[b]	-
Franklin High Income Fund, Class R6	179,606	147,053	(326,659)	-	-	a	14,010	(75,361)		-
Franklin India Growth Fund, Class R6	28,519	-	(28,519)	-	-	a	-	(35,952)		-
Franklin K2 Alternative Strategies Fund, Class R6	108,367	2,004	(110,371)	-	-	a	17,469	(19,898	) [b]	-
Franklin Low Duration Total Return Fund, Class R6	53,418	638	(54,056)	-	-	a	6,310	(14,506)		-
Franklin Mutual European Fund, Class R6	22,354	3,266	(25,620)	-	-	a	11,816	(83,417	) [b]	-
Franklin Mutual International Fund, Class R6	12,952	5,351	(18,303)	-	-	a	3,102	(42,680	) [b]	-
Franklin Natural Resources Fund, Class R6	12,317	2,057	(14,374)	-	-	a	4,870	(248,586)		-
Franklin Pelagos Commodities Strategy Fund, Class R6	228,663	30,303	(258,966)	-	-	a	-	(852,788)		-
Franklin Strategic Income Fund, Class R6	103,820	9,794	(113,614)	-	-	a	21,240	(113,510)		-
Franklin U.S. Government Securities Fund, Class R6	184,461	23,557	(208,018)	-	-	a	25,848	(32,375)		-
Franklin Utilities Fund, Class R6	13,345	507	(13,852)	-	-	a	4,009	48,465	[b]	-
Institutional Fiduciary Trust Money Market Portfolio	686,375	11,345,319	(12,031,694)	-	-	a	-	-		-
Templeton China World Fund, Class R6	3,222	-	(3,222)	-	-	a	-	2,018		-
Templeton Foreign Fund, Class R6	20,847	-	(20,847)	-	-	a	-	14,278		-
Templeton Global Total Return Fund, Class R6	93,758	1,915	(95,673)	-	-	a	22,611	(157,439)		-
Total					$-		$138,246	$(1,621,262)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	-	1,323	(15)	1,308	$16,425		$-	$5		0.01%
Franklin Growth Opportunities Fund, Class R6	-	154	-	154	4,712		-	-		- [c]
Franklin Mutual European Fund, Class R6	-	507	-	507	8,893		-	-		- [c]
Franklin Total Return Fund, Class R6	-	6,054	-	6,054	58,001		16	-		- [c]
Institutional Fiduciary Trust Money Market Portfolio	-	138,073	(8,675)	129,398	129,398		-	-		- [c]
Templeton Global Total Return Fund, Class R6	-	2,876	-	2,876	31,431		23	-		- [c]
Total					$248,860		$39	$5

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	-	1,312	-	1,312	$16,477		$-	$-		0.01%
Franklin Growth Opportunities Fund, Class R6	-	616	-	616	18,892		-	-		- [c]
Franklin K2 Alternative Strategies Fund, Class R6	-	585	-	585	6,045		-	-		- [c]
Franklin Mutual European Fund, Class R6	-	1,181	-	1,181	20,695		-	-		- [c]
Franklin Small Cap Growth Fund, Class R6	-	751	-	751	11,852		-	-		- [c]
Institutional Fiduciary Trust Money Market Portfolio	-	95,885	(106)	95,779	95,779		-	-		- [c]
Templeton Global Total Return Fund, Class R6	-	1,038	-	1,038	11,340		10	-		- [c]
Total					$181,080		$10	$-

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	- 3,422	-	3,422	$42,981	$-	$ -		0.02%
Franklin Growth Opportunities Fund, Class R6	- 938	-	938	28,739	-	-		- [c]
Franklin K2 Alternative Strategies Fund, Class R6	- 1,509	-	1,509	15,600	-	-		- [c]
Franklin Mutual European Fund, Class R6	- 2,494	-	2,494	43,725	-	-		- [c]
Franklin Total Return Fund, Class R6	- 4,397	-	4,397	42,125	5	-		- [c]
Institutional Fiduciary Trust Money Market Portfolio	- 443,387	(40,522)	402,865	402,865	-	-		- [c]
Templeton Global Total Return Fund, Class R6	- 4,870	-	4,870	53,225	17			-	c
Total				$629,260	$22			$-

Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	- 3,354,260	(3,336,797)	17,463	$17,463	$-		$-	-	c

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	- 3,314,824	(3,311,750)	3,074	$3,074	$-		$-	-	c

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	- 3,647,684	(3,642,055)	5,629	$5,629	$-		$-	-	c

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	- 3,726,489	(3,688,211)	38,278	$38,278	$-		$-	-	c

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	- 3,666,980	(3,663,692)	3,288	$3,288	$-		$-	-	c

[a] As of February 29, 2016, no longer held by the fund.
[b] Includes realized gain distributions received.
[c] Rounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Multi-Asset Real Return Fund
Assets:
Investments in Securities	$-	$-	$-	$-

Franklin NextStep Conservative Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds [a]	$322,940	$-	$-	$322,940
Short Term Investments	129,398	32,386	-	161,784
Total Investments in Securities	$452,338	$32,386	$-	$484,724

Franklin NextStep Growth Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds [a]	$284,733	$-	$-	$284,733
Short Term Investments	95,779	46,648	-	142,427
Total Investments in Securities	$380,512	$46,648	$-	$427,160

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds [a]	$731,229	$-	$-	$731,229
Short Term Investments	402,865	-	-	402,865
Total Investments in Securities	$1,134,094	$-	$-	$1,134,094

Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$2,820,022	$-	$2,820,022
U.S. Government and Agency Securities	-	486,941	-	486,941
Asset-Backed Securities	-	100,423	-	100,423
Municipal Bonds	-	50,051	-	50,051
Short Term Investments	17,463	-	-	17,463
Total Investments in Securities	$17,463	$3,457,437	$-	$3,474,900

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$2,856,125	$-	$2,856,125
U.S. Government and Agency Securities	-	622,221	-	622,221
Short Term Investments	3,074	-	-	3,074
Total Investments in Securities	$3,074	$3,478,346	$-	$3,481,420

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,261,947	$-	$3,261,947
U.S. Government and Agency Securities	-	737,292	-	737,292
Short Term Investments	5,629	-	-	5,629
Total Investments in Securities	$5,629	$3,999,239	$-	$4,004,868

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,012,139	$-	$3,012,139
Foreign Government and Agency Securities	-	205,965	-	205,965
U.S. Government and Agency Securities	-	735,849	-	735,849
Short Term Investments	38,278	-	-	38,278
Total Investments in Securities	$38,278	$3,953,953	$-	$3,992,231

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,075,644	$-	$3,075,644
Foreign Government and Agency Securities	-	102,376	-	102,376
U.S. Government and Agency Securities	-	746,718	-	746,718
Municipal Bonds	-	118,257	-	118,257
Short Term Investments	3,288	-	-	3,288
Total Investments in Securities	$3,288	$4,042,995	$-	$4,046,283

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

Franklin Multi-Asset Real Return Fund liquidated on March 1, 2016.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016